GOF P5 09/23

SUPPLEMENT DATED SEPTEMBER 8, 2023

TO THE PROSPECTUS

OF EACH FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

I. Effective September 29, 2023, for each of the funds listed in Schedule A, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

• Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

• Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

• Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

• Shares purchased through rights of reinstatement.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

• A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

• Shares sold upon the death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

• Shares purchased in connection with a return of excess contributions from an IRA account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

• Breakpoints as described in the prospectus.

• Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

• Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund……......................................................................................................	October 1, 2022

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund……....................................................................................	July 1, 2023

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund.............................................................	November 1, 2022, as amended December 21, 2022

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund......................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Focused Growth Fund............................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Growth Fund...........................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Income Fund….......................................................................................................................	February 1, 2023, as amended August 16, 2023

Fund	Date of Prospectus
Franklin U.S. Government Securities Fund..........................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Utilities Fund...........................................................................................................................	February 1, 2023, as amended August 16, 2023

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund…………………………………………………………………….	September 1, 2023

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund.................................................................................................	May 1, 2023
Franklin Corefolio Allocation Fund........................................................................................................	May 1, 2023
Franklin Global Allocation Fund............................................................................................................	May 1, 2023
Franklin Growth Allocation Fund...........................................................................................................	May 1, 2023
Franklin LifeSmart™ Retirement Income Fund....................................................................................	May 1, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund.............................................................................	May 1, 2023
Franklin Moderate Allocation Fund.......................................................................................................	May 1, 2023

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund......................................................................................................	December 1, 2022

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund……………………………………………………………………	December 1, 2022

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund…………………………………………………………………………………...	February 1, 2023

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund………………………………………………………………………...	March 1, 2023
Franklin Equity Income Fund………………………………………………...………………….……………	March 1, 2023
Franklin Floating Rate Daily Access Fund…………………………………………………………………..	March 1, 2023
Franklin Long Duration Credit Fund………………………………………………………………………….	August 22, 2023
Franklin Low Duration Total Return Fund…………………………………………………………………...	March 1, 2023
Franklin Low Duration U.S. Government Securities Fund……………………………………….………..	March 1, 2023
Franklin Managed Income Fund……………………………………………………………………………...	March 1, 2023
Franklin Total Return Fund………………………………………………....………………………………...	March 1, 2023

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund………………………………………………………………………………	February 1, 2023

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund………………………………………………………………	July 1, 2023

Fund	Date of Prospectus
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund………………………………………………………………………………...	May 1, 2023
Franklin Mutual International Value Fund…………………………………………………………………...	May 1, 2023
Franklin Mutual Financial Services Fund……………………………………………………………………	May 1, 2023
Franklin Mutual Global Discovery Fund……………………………………………………………………..	May 1, 2023
Franklin Mutual Quest Fund…………………………………………………………………………………..	May 1, 2023
Franklin Mutual Shares Fund…………………………………………………………………………………	May 1, 2023

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund………………………………………………………………….	July 1, 2023

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund…………………………………………...	February 1, 2023

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund………………………………………………………………………..	September 1, 2023

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio………………………………………………………………………..	February 1, 2023, as amended August 16, 2023

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund………………………………………………………………..……	September 1, 2023
Franklin Growth Opportunities Fund…………………………………………………………………………	September 1, 2023
Franklin Natural Resources Fund…………………………….………………………………………………	September 1, 2023
Franklin Small Cap Growth Fund…………………………….………………………………………………	September 1, 2023
Franklin Small-Mid Cap Growth Fund……………………………………………………….………………	September 1, 2023
Franklin Strategic Income Fund………………………………………………………………………………	September 1, 2023

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Arizona Tax-Free Income Fund………………………………………………….…………………	July 1, 2023
Franklin Colorado Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Connecticut Tax-Free Income Fund…………………………………………….…………………	July 1, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund………………………………………..……	July 1, 2023
Franklin Federal Limited-Term Tax-Free Income Fund……………………………………………………	July 1, 2023
Franklin Georgia Tax-Free Income Fund……………………………………………………………………	July 1, 2023
Franklin High Yield Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Louisiana Tax-Free Income Fund………………………………………………………………….	July 1, 2023
Franklin Maryland Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Massachusetts Tax-Free Income Fund……………………………………………………………	July 1, 2023
Franklin Michigan Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Minnesota Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Missouri Tax-Free Income Fund…………………………………………………………………...	July 1, 2023
Franklin New Jersey Tax-Free Income Fund……………………………………………………………….	July 1, 2023
Franklin North Carolina Tax-Free Income Fund………………………………………………………….…	July 1, 2023
Franklin Ohio Tax-Free Income Fund………………………………………………………………………..	July 1, 2023
Franklin Oregon Tax-Free Income Fund…………………………………………………………………….	July 1, 2023
Franklin Pennsylvania Tax-Free Income Fund……………………………………………………………..	July 1, 2023
Franklin Virginia Tax-Free Income Fund…………………………………………………………………….	July 1, 2023

FRANKLIN VALUE INVESTORS TRUST
Franklin MicroCap Value Fund……………………………………………………………………………….	March 1, 2023
Franklin Mutual U.S. Mid Cap Value Fund………………………………………………………………….	March 1, 2023
Franklin Small Cap Value Fund………………………………………………………………………………	March 1, 2023

Fund	Date of Prospectus
TEMPLETON CHINA WORLD FUND
Templeton China World Fund………………………………………………………………………………...	January 1, 2023

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust………………………………………………………………………..	May 1, 2023

TEMPLETON FUNDS
Templeton Foreign Fund………………………………………………………………………………………	January 1, 2023
Templeton World Fund………………………………………………………………………………………..	January 1, 2023
Templeton International Climate Change Fund…………………………………………………………….	January 1, 2023

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund…………………………………………………………….	January 1, 2023
Templeton Global Balanced Fund……………………………………………………………………………	May 1, 2023

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund……………………………………………………………….	January 1, 2023

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc………………………………………………………………………………….	January 1, 2023

TEMPLETON INCOME TRUST
Templeton Global Bond Fund………………………………………………………………………………...	May 1, 2023
Templeton Global Total Return Fund………………………………………………………………………..	May 1, 2023
Templeton International Bond Fund………………………………………………………………………….	May 1, 2023
Templeton Sustainable Emerging Markets Bond Fund……………………………………………………	May 1, 2023

Please keep this supplement with your prospectus for future reference.